Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited)		6 Months Ended
		Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 HKD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 191,955,811		$ 235,696,705
Cost of revenue		187,949,993		231,653,262
Gross profit		4,005,818		4,043,443
Operating expenses:
Selling and distribution		601,149		517,724
General and administrative		1,909,922		1,978,613
Total operating costs and expenses		2,511,071		2,496,337
Income from operations		1,494,747		1,547,106
Other (income) expense:
Interest expense, net		116,434		119,230
Currency exchange (gain) loss		(21,818)		(14,812)
Total other expenses		94,616		104,418
Income before provision for income taxes		1,400,131		1,442,688
Provision for income taxes		246,686	$ 2,000,000	353,792
Net income		1,153,445		1,088,896
Comprehensive income		$ 1,153,445		$ 1,088,896
Basic earnings per ordinary share* | $ / shares	[1]	$ 0.05		$ 0.05
Diluted earnings per ordinary share* | $ / shares	[1]	$ 0.05		$ 0.05
Weighted average number of ordinary shares outstanding - basic | shares	[1]	25,000,000	25,000,000	21,250,000
Weighted average number of ordinary shares outstanding - dilued | shares	[1]	25,000,000	25,000,000	21,250,000

[1]	Gives retroactive effect to reflect the reorganization in August 2022.